UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06325
BNY Mellon Midcap Index Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/26
ITEM 1 - Reports to Stockholders

BNY Mellon Midcap Index Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Investor Shares – PESPX
This semi-annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$26	0.50%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,386	402	9.60%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
25.9%
Financials
14.9%
Information Technology
13.9%
Consumer Discretionary
10.9%
Health Care
8.3%
Real Estate
6.8%
Materials
5.6%
Energy
5.2%
Consumer Staples
3.6%
Utilities
3.3%
Communication Services
1.0%
Net Other Assets and Liabilities
0.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0113SA0426

BNY Mellon Midcap Index Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DMIDX
This semi-annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$13	0.25%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,386	402	9.60%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4038SA0426

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Midcap Index Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
Investor	PESPX
I	DMIDX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Midcap Index Fund, Inc.
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4%
Automobiles & Components — 1.3%
Autoliv, Inc.	27,876	3,231,665
BorgWarner, Inc.	83,147	4,736,885
Gentex Corp.	87,246	2,016,255
Harley-Davidson, Inc.	47,917	1,144,737
Lear Corp.	20,462	2,601,334
The Goodyear Tire & Rubber Company(a)	115,604	818,476
Thor Industries, Inc.	21,526	1,701,415
Visteon Corp.	11,176	1,248,471
		17,499,238
Banks — 6.0%
Associated Banc-Corp.	65,546	1,845,775
Bank OZK	41,797	2,012,944
Columbia Banking System, Inc.	119,820	3,546,672
Commerce Bancshares, Inc.	54,847	2,853,689
Cullen/Frost Bankers, Inc.	25,282	3,664,120
East West Bancorp, Inc.	55,618	7,034,008
First Financial Bankshares, Inc.	52,355	1,689,496
First Horizon Corp.	194,642	4,858,264
Flagstar Bank NA	121,560	1,698,193
FNB Corp.	144,918	2,586,786
Glacier Bancorp, Inc.	51,271	2,514,843
Hancock Whitney Corp.	33,193	2,240,859
Home BancShares, Inc.	74,204	1,993,861
International Bancshares Corp.	21,935	1,573,617
Old National Bancorp	138,450	3,318,646
Pinnacle Financial Partners, Inc.	60,857	6,021,192
Prosperity Bancshares, Inc.	40,341	2,809,751
SouthState Bank Corp.	39,698	3,877,304
Texas Capital Bancshares, Inc.(a)	17,558	1,768,091
UMB Financial Corp.	28,891	3,645,177
United Bankshares, Inc.	55,592	2,435,486
Valley National Bancorp	194,505	2,639,433
Webster Financial Corp.	65,202	4,718,017
Western Alliance Bancorp	41,561	3,388,884
Wintrust Financial Corp.	27,102	4,080,748
Zions Bancorp NA	59,366	3,764,992
		82,580,848
Capital Goods — 19.2%
AAON, Inc.	27,358	2,552,775
Acuity, Inc.	12,309	3,566,779
Advanced Drainage Systems, Inc.	28,874	4,309,445
AECOM	51,797	4,356,128
AeroVironment, Inc.(a)	12,835	2,503,082
AGCO Corp.	24,001	2,904,601
API Group Corp.(a)	154,512	7,064,289
Applied Industrial Technologies, Inc.	15,129	4,625,692
ATI, Inc.(a)	54,741	8,510,036
BWX Technologies, Inc.	36,837	7,971,158

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Capital Goods — 19.2% (continued)
Carlisle Companies, Inc.	16,490	5,858,237
Carpenter Technology Corp.	20,069	8,593,546
Chart Industries, Inc.(a)	18,152	3,773,801
CNH Industrial NV	358,178	3,836,086
Core & Main, Inc., Cl. A(a)	75,639	3,809,936
Crane Co.	19,776	3,514,788
Curtiss-Wright Corp.	14,855	10,698,571
Donaldson Co., Inc.	46,673	4,115,158
Dycom Industries, Inc.(a)	12,053	4,991,147
EnerSys	14,911	3,179,920
Esab Corp.	22,683	2,229,058
Flowserve Corp.	51,122	3,764,624
Fluor Corp.(a)	65,271	3,482,208
Fortune Brands Innovations, Inc.	47,611	1,930,150
GATX Corp.	14,451	2,831,240
Graco, Inc.	66,676	5,352,083
Hexcel Corp.	30,591	2,871,577
ITT, Inc.	34,649	7,426,667
Kratos Defense & Security Solutions, Inc.(a)	74,330	4,686,507
Lincoln Electric Holdings, Inc.	22,161	5,872,665
MasTec, Inc.(a)	24,714	9,738,552
Moog, Inc., Cl. A	11,372	3,426,497
MSC Industrial Direct Co., Inc., Cl. A	18,131	1,854,257
Mueller Industries, Inc.	44,726	6,057,242
Nextpower, Inc., Cl. A(a)	59,804	7,124,451
nVent Electric PLC	65,014	9,290,501
Oshkosh Corp.	25,527	3,989,870
Owens Corning	33,251	4,101,178
RBC Bearings, Inc.(a)	12,738	7,631,208
Regal Rexnord Corp.	26,743	5,750,547
Sensata Technologies Holding PLC	57,803	2,406,917
Simpson Manufacturing Co., Inc.	16,748	3,194,346
SPX Technologies, Inc.(a)	20,056	4,390,459
StandardAero, Inc.(a)	76,567	1,903,456
Sterling Infrastructure, Inc.(a)	12,376	6,381,313
Terex Corp.	45,934	2,857,095
The Middleby Corp.(a)	18,727	2,628,522
The Timken Company	25,709	2,850,871
The Toro Company	39,400	3,749,698
Trex Co., Inc.(a)	43,591	1,708,767
UFP Industries, Inc.	23,189	2,075,184
Valmont Industries, Inc.	7,957	4,042,474
Vicor Corp.(a)	9,147	2,463,013
Watsco, Inc.	14,122	6,183,176
Watts Water Technologies, Inc., Cl. A	11,057	3,318,869
WESCO International, Inc.	19,600	6,842,752
Woodward, Inc.	24,020	8,719,020
		265,862,189
Commercial & Professional Services — 3.9%
Booz Allen Hamilton Holding Corp.	48,733	3,789,965
CACI International, Inc., Cl. A(a)	8,881	4,614,035

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Commercial & Professional Services — 3.9% (continued)
Clean Harbors, Inc.(a)	20,219	6,322,077
Concentrix Corp.	16,782	399,747
ExlService Holdings, Inc.(a)	63,932	2,038,152
Exponent, Inc.	20,063	1,342,014
FTI Consulting, Inc.(a)	12,067	2,163,613
Genpact Ltd.	63,810	2,217,398
KBR, Inc.	51,654	1,936,509
Maximus, Inc.	22,258	1,460,570
MSA Safety, Inc.	14,598	2,428,961
Parsons Corp.(a)	21,449	1,081,244
Paylocity Holding Corp.(a)	17,755	1,872,975
RB Global, Inc.	74,818	7,803,517
Science Applications International Corp.	18,262	1,767,214
Tetra Tech, Inc.	105,275	3,402,488
The Brink’s Company	16,666	1,779,096
TransUnion	77,091	5,473,461
UL Solutions, Inc., Cl. A	31,082	2,812,610
		54,705,646
Consumer Discretionary Distribution & Retail — 3.6%
Abercrombie & Fitch Co., Cl. A(a)	18,167	1,550,554
AutoNation, Inc.(a)	10,434	2,215,973
Bath & Body Works, Inc.	80,834	1,571,413
Burlington Stores, Inc.(a)	25,053	8,017,211
Chewy, Inc., Cl. A(a)	96,603	2,455,648
Dick’s Sporting Goods, Inc.	26,853	6,093,483
Five Below, Inc.(a)	22,205	5,232,830
Floor & Decor Holdings, Inc., Cl. A(a)	43,636	2,111,982
GameStop Corp., Cl. A(a)	166,399	4,151,655
Lithia Motors, Inc.	9,852	2,858,262
Macy’s, Inc.	108,246	2,116,209
Murphy USA, Inc.	6,759	3,974,292
Ollie’s Bargain Outlet Holdings, Inc.(a)	24,786	2,144,237
Penske Automotive Group, Inc.	7,248	1,243,177
RH(a)	6,177	815,117
The Gap, Inc.	91,744	2,255,985
Valvoline, Inc.(a)	51,644	1,716,130
		50,524,158
Consumer Durables & Apparel — 2.6%
Brunswick Corp.	25,923	2,059,582
Capri Holdings Ltd.(a)	47,455	925,847
Columbia Sportswear Co.	10,015	610,114
Crocs, Inc.(a)	20,071	2,046,841
KB Home	25,365	1,344,091
Mattel, Inc.(a)	126,050	1,900,834
Polaris, Inc.	21,447	1,421,293
PVH Corp.	18,312	1,674,449
Somnigroup International, Inc.	84,575	6,415,859
Taylor Morrison Home Corp.(a)	39,123	2,376,331
Toll Brothers, Inc.	38,073	5,411,696
TopBuild Corp.(a)	11,245	4,978,162
VF Corp.	133,301	2,523,388

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Consumer Durables & Apparel — 2.6% (continued)
Whirlpool Corp.	25,799	1,446,292
YETI Holdings, Inc.(a)	31,243	1,232,849
		36,367,628
Consumer Services — 3.4%
Aramark	106,140	4,849,537
Boyd Gaming Corp.	23,504	2,043,673
Cava Group, Inc.(a)	40,163	3,751,626
Choice Hotels International, Inc.	8,105	803,043
Churchill Downs, Inc.	26,846	2,711,177
Duolingo, Inc.(a)	16,238	1,787,804
Dutch Bros, Inc., Cl. A(a)	50,582	2,908,971
Graham Holdings Co., Cl. B	1,383	1,552,431
Grand Canyon Education, Inc.(a)	11,010	1,861,461
H&R Block, Inc.	50,185	1,592,370
Hilton Grand Vacations, Inc.(a)	23,877	1,121,503
Hyatt Hotels Corp., Cl. A	16,562	2,775,294
Planet Fitness, Inc., Cl. A(a)	33,517	2,234,578
Service Corp. International	56,468	4,575,602
Texas Roadhouse, Inc.	26,645	4,289,579
Travel + Leisure Co.	26,171	1,692,217
Vail Resorts, Inc.	14,500	1,844,110
Wingstop, Inc.	11,285	1,851,417
Wyndham Hotels & Resorts, Inc.	30,594	2,489,740
		46,736,133
Consumer Staples Distribution & Retail — 2.0%
Albertsons Companies, Inc., Cl. A	149,823	2,524,518
BJ’s Wholesale Club Holdings, Inc.(a)	52,872	4,964,152
Maplebear, Inc.(a)	74,486	3,154,482
Performance Food Group Co.(a)	63,265	5,729,278
Sprouts Farmers Market, Inc.(a)	39,325	3,218,751
US Foods Holding Corp.(a)	88,859	8,307,428
		27,898,609
Energy — 5.2%
Antero Midstream Corp.	132,721	2,901,281
Antero Resources Corp.(a)	117,977	4,631,777
Chord Energy Corp.	22,975	3,345,160
CNX Resources Corp.(a)	57,413	2,233,940
DT Midstream, Inc.	40,859	6,046,723
HF Sinclair Corp.	62,856	4,224,552
Matador Resources Co.	47,379	3,005,724
Murphy Oil Corp.	54,423	2,272,704
NOV, Inc.	143,662	2,939,325
Ovintiv, Inc.	111,876	6,885,968
PBF Energy, Inc., Cl. A	33,524	1,453,601
Permian Resources Corp., Cl. A	297,796	6,438,349
Range Resources Corp.	95,738	4,164,603
TechnipFMC PLC	162,986	12,316,852
Valaris Ltd.(a)	25,982	2,649,644
Viper Energy, Inc., Cl. A	74,686	3,687,995
Weatherford International PLC	29,026	3,203,019
		72,401,217

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Equity Real Estate Investment Trusts — 6.4%
Agree Realty Corp.(b)	48,200	3,716,702
American Healthcare REIT, Inc.(b)	71,167	3,613,860
American Homes 4 Rent, Cl. A(b)	130,595	4,158,145
Brixmor Property Group, Inc.(b)	123,793	3,724,931
CareTrust REIT, Inc.(b)	90,611	3,574,604
COPT Defense Properties(b)	44,776	1,399,250
Cousins Properties, Inc.(b)	68,186	1,746,243
CubeSmart(b)	92,331	3,737,559
EastGroup Properties, Inc.(b)	21,518	4,329,422
EPR Properties(b)	30,267	1,689,201
Equity LifeStyle Properties, Inc.(b)	78,330	4,957,506
First Industrial Realty Trust, Inc.(b)	53,584	3,322,744
Gaming and Leisure Properties, Inc.(b)	114,311	5,539,511
Healthcare Realty Trust, Inc.(b)	139,405	2,606,873
Independence Realty Trust, Inc.(b)	95,684	1,560,606
Kilroy Realty Corp.(b)	44,637	1,484,627
Kite Realty Group Trust(b)	86,440	2,261,270
Lamar Advertising Co., Cl. A(b)	34,994	4,823,573
National Storage Affiliates Trust(b)	27,969	1,190,361
NNN REIT, Inc.(b)	76,870	3,366,137
Omega Healthcare Investors, Inc.(b)	118,977	5,588,350
Park Hotels & Resorts, Inc.(b)	81,890	939,278
Rayonier, Inc.(b)	112,903	2,394,673
Rexford Industrial Realty, Inc.(b)	91,948	3,300,014
Sabra Health Care REIT, Inc.(b)	102,198	2,111,411
STAG Industrial, Inc.(b)	77,289	2,981,810
Vornado Realty Trust(b)	63,623	1,901,691
WP Carey, Inc.(b)	88,527	6,456,274
		88,476,626
Financial Services — 5.4%
Affiliated Managers Group, Inc.	11,285	3,325,351
Ally Financial, Inc.	112,469	4,992,499
Annaly Capital Management, Inc.(b)	289,162	6,621,810
Corebridge Financial, Inc.	103,231	2,842,982
Equitable Holdings, Inc.	114,610	4,836,542
Essent Group Ltd.	38,716	2,343,092
Euronet Worldwide, Inc.(a)	15,629	1,131,227
Evercore, Inc., Cl. A	15,584	5,006,983
Federated Hermes, Inc.	30,128	1,750,136
FirstCash Holdings, Inc.	15,681	3,421,908
Hamilton Lane, Inc., Cl. A	16,596	1,526,666
Houlihan Lokey, Inc.	22,012	3,406,357
Janus Henderson Group PLC	49,815	2,570,952
Jefferies Financial Group, Inc.	66,876	3,224,761
MGIC Investment Corp.	87,836	2,325,897
Morningstar, Inc.	9,167	1,546,565
SEI Investments Co.	37,053	3,359,966
Shift4 Payments, Inc., Cl. A(a)	27,632	1,223,545
SLM Corp.	81,069	1,871,072
Starwood Property Trust, Inc.(b)	139,100	2,553,876
Stifel Financial Corp.	61,632	4,857,218

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Financial Services — 5.4% (continued)
The Carlyle Group, Inc.	104,787	5,246,685
Voya Financial, Inc.	37,854	3,102,514
WEX, Inc.(a)	13,901	2,089,737
		75,178,341
Food, Beverage & Tobacco — 1.4%
Celsius Holdings, Inc.(a)	64,693	2,171,744
Coca-Cola Consolidated, Inc.	22,747	4,664,727
Darling Ingredients, Inc.(a)	63,865	4,102,049
Flowers Foods, Inc.	86,312	781,987
Ingredion, Inc.	25,235	2,819,759
Pilgrim’s Pride Corp.	16,708	553,035
Post Holdings, Inc.(a)	16,868	1,766,923
The Boston Beer Company, Inc., Cl. A(a)	3,129	741,698
The Marzetti Company	8,190	1,066,993
		18,668,915
Health Care Equipment & Services — 3.2%
Chemed Corp.	5,632	2,393,487
DENTSPLY SIRONA, Inc.	81,767	960,762
Doximity, Inc., Cl. A(a)	54,044	1,320,835
Encompass Health Corp.	40,684	4,068,400
Envista Holdings Corp.(a)	66,921	1,735,931
Globus Medical, Inc., Cl. A(a)	44,868	4,046,196
Haemonetics Corp.(a)	18,241	1,096,102
HealthEquity, Inc.(a)	34,228	2,807,723
Hims & Hers Health, Inc.(a)	84,228	2,288,475
Lantheus Holdings, Inc.(a)	26,964	2,281,694
LivaNova PLC(a)	21,844	1,312,824
Masimo Corp.(a)	18,437	3,289,714
Option Care Health, Inc.(a)	64,327	1,307,768
Penumbra, Inc.(a)	15,801	5,158,710
Tenet Healthcare Corp.(a)	35,398	6,269,694
The Ensign Group, Inc.	23,204	4,331,955
		44,670,270
Household & Personal Products — .2%
BellRing Brands, Inc.(a)	48,815	868,907
Coty, Inc., Cl. A(a)	149,530	367,844
elf Beauty, Inc.(a)	23,642	1,512,378
		2,749,129
Insurance — 3.6%
American Financial Group, Inc.	27,960	3,726,229
Brighthouse Financial, Inc.(a)	23,235	1,446,611
CNO Financial Group, Inc.	37,810	1,680,654
Fidelity National Financial, Inc.	102,693	5,370,844
First American Financial Corp.	41,243	2,892,372
Kinsale Capital Group, Inc.	8,963	2,900,516
Old Republic International Corp.	91,537	3,656,903
Primerica, Inc.	12,858	3,616,570
Reinsurance Group of America, Inc.	26,467	5,596,712
RenaissanceRe Holdings Ltd.	17,568	5,392,849
RLI Corp.	36,528	1,891,055
Ryan Specialty Holdings, Inc.	46,389	1,612,945

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Insurance — 3.6% (continued)
Selective Insurance Group, Inc.	24,369	2,045,778
The Hanover Insurance Group, Inc.	14,095	2,645,491
Unum Group	61,196	4,918,934
		49,394,463
Materials — 5.6%
Alcoa Corp.	104,329	6,655,147
AptarGroup, Inc.	25,832	3,194,902
Ashland, Inc.	18,324	975,936
Avient Corp.	36,731	1,361,985
Axalta Coating Systems Ltd.(a)	86,616	2,463,359
Cabot Corp.	20,829	1,603,000
Cleveland-Cliffs, Inc.(a)	231,474	2,361,035
Commercial Metals Co.	44,787	3,088,512
Crown Holdings, Inc.	44,986	4,422,574
Eagle Materials, Inc.	12,729	2,674,490
Graphic Packaging Holding Co.	119,915	1,142,790
Greif, Inc., Cl. A	9,864	643,527
Hecla Mining Co.	269,645	4,859,003
Knife River Corp.(a)	22,968	2,125,688
Louisiana-Pacific Corp.	25,805	1,862,863
MP Materials Corp.(a)	54,270	3,583,991
NewMarket Corp.	3,169	2,141,040
Olin Corp.	46,104	1,313,042
Reliance, Inc.	21,067	7,636,787
Royal Gold, Inc.	32,645	7,618,690
RPM International, Inc.	51,376	5,234,701
Silgan Holdings, Inc.	35,576	1,442,607
Solstice Advanced Materials, Inc.	63,755	5,224,722
Sonoco Products Co.	39,289	1,962,878
The Scotts Miracle-Gro Company	17,563	1,101,200
Westlake Corp.	13,527	1,559,393
		78,253,862
Media & Entertainment — 1.0%
Nexstar Media Group, Inc.	11,533	2,400,479
Pinterest, Inc., Cl. A(a)	234,989	4,619,884
The New York Times Company, Cl. A	65,285	5,159,473
Warner Music Group Corp., Cl. A	59,778	1,689,924
		13,869,760
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
Arrowhead Pharmaceuticals, Inc.(a)	56,485	4,150,518
Avantor, Inc.(a)	271,584	2,199,830
BioMarin Pharmaceutical, Inc.(a)	77,714	4,189,562
Bio-Rad Laboratories, Inc., Cl. A(a)	7,402	2,073,448
Bruker Corp.	44,332	1,627,428
Cytokinetics, Inc.(a)	49,439	3,162,613
Elanco Animal Health, Inc.(a)	200,046	4,475,029
Exelixis, Inc.(a)	104,475	4,644,959
Halozyme Therapeutics, Inc.(a)	47,329	3,012,964
Illumina, Inc.(a)	61,605	7,807,818
Jazz Pharmaceuticals PLC(a)	24,525	4,979,065
Medpace Holdings, Inc.(a)	9,030	3,780,500

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.1% (continued)
Neurocrine Biosciences, Inc.(a)	40,424	5,322,628
Repligen Corp.(a)	21,406	2,532,544
Roivant Sciences Ltd.(a)	181,478	5,177,567
Sotera Health Co.(a)	94,558	1,471,322
United Therapeutics Corp.(a)	17,348	9,911,780
		70,519,575
Real Estate Management & Development — .4%
Jones Lang LaSalle, Inc.(a)	19,015	6,049,242
Semiconductors & Semiconductor Equipment — 4.4%
Allegro MicroSystems, Inc.(a)	49,740	2,412,390
Amkor Technology, Inc.	45,995	3,208,151
Cirrus Logic, Inc.(a)	20,399	3,326,669
Entegris, Inc.	61,243	8,658,535
Lattice Semiconductor Corp.(a)	55,113	6,739,218
MACOM Technology Solutions Holdings, Inc.(a)	25,992	7,319,607
MKS, Inc.	27,063	7,679,126
Onto Innovation, Inc.(a)	20,006	5,902,970
Rambus, Inc.(a)	43,482	5,005,213
Silicon Laboratories, Inc.(a)	13,305	2,896,499
SiTime Corp.(a)	8,891	4,998,076
Synaptics, Inc.(a)	15,848	1,483,214
Universal Display Corp.	17,560	1,529,301
		61,158,969
Software & Services — 4.1%
Appfolio, Inc., Cl. A(a)	9,858	1,647,173
Bentley Systems, Inc., Cl. B	60,404	1,970,379
BILL Holdings, Inc.(a)	35,641	1,354,358
Blackbaud, Inc.(a)	14,349	533,352
Commvault Systems, Inc.(a)	17,696	1,749,780
DigitalOcean Holdings, Inc.(a)	31,305	3,018,741
Docusign, Inc.(a)	81,076	3,728,685
Dolby Laboratories, Inc., Cl. A	24,822	1,592,083
Dropbox, Inc., Cl. A(a)	70,744	1,718,372
Dynatrace, Inc.(a)	120,744	4,372,140
Guidewire Software, Inc.(a)	34,315	4,748,853
InterDigital, Inc.	10,300	3,054,568
Kyndryl Holdings, Inc.(a)	91,672	1,266,907
Manhattan Associates, Inc.(a)	23,874	3,291,986
Nutanix, Inc., Cl. A(a)	108,857	4,451,163
Okta, Inc.(a)	68,186	5,021,899
Pegasystems, Inc.	36,155	1,321,465
Qualys, Inc.(a)	14,403	1,252,053
Twilio, Inc., Cl. A(a)	61,087	9,044,541
UiPath, Inc., Cl. A(a)	173,025	1,782,158
		56,920,656
Technology Hardware & Equipment — 5.3%
Advanced Energy Industries, Inc.	15,195	5,833,512
Arrow Electronics, Inc.(a)	20,720	3,891,838
Avnet, Inc.	32,647	2,693,704
Belden, Inc.	15,640	1,759,187
Cognex Corp.	66,445	3,688,362

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Technology Hardware & Equipment — 5.3% (continued)
Crane NXT Co.	19,310	862,771
Everpure, Inc., Cl. A(a)	126,379	9,029,780
Fabrinet(a)	14,435	9,865,889
Flex Ltd.(a)	148,140	13,562,217
IPG Photonics Corp.(a)	10,355	1,231,417
Littelfuse, Inc.	10,076	4,072,417
Novanta, Inc.(a)	14,541	1,883,496
TD Synnex Corp.	30,174	6,885,103
TTM Technologies, Inc.(a)	41,633	6,587,173
Vontier Corp.	56,841	2,039,455
		73,886,321
Transportation — 2.8%
Alaska Air Group, Inc.(a)	46,557	1,820,844
American Airlines Group, Inc.(a)	263,662	3,087,482
Avis Budget Group, Inc.(a)	6,852	1,237,951
GXO Logistics, Inc.(a)	46,301	2,645,176
Kirby Corp.(a)	21,874	3,292,912
Knight-Swift Transportation Holdings, Inc.	65,616	4,258,478
Landstar System, Inc.	13,679	2,517,894
Ryder System, Inc.	15,842	4,020,224
Saia, Inc.(a)	10,735	4,818,083
XPO, Inc.(a)	47,200	10,390,136
		38,089,180
Utilities — 3.3%
Black Hills Corp.	30,612	2,304,777
Essential Utilities, Inc.	114,238	4,363,892
IDACORP, Inc.	21,667	3,201,083
National Fuel Gas Co.	38,137	3,218,000
New Jersey Resources Corp.	40,939	2,305,275
Northwestern Energy Group, Inc.	24,556	1,776,381
OGE Energy Corp.	83,046	4,052,645
ONE Gas, Inc.	24,335	2,171,169
Ormat Technologies, Inc.	24,420	2,805,858
Portland General Electric Co.	45,624	2,369,254
Southwest Gas Holdings, Inc.	25,598	2,407,492
Spire, Inc.	23,991	2,187,499
Talen Energy Corp.(a)	18,398	6,851,783
TXNM Energy, Inc.	39,616	2,339,721
UGI Corp.	86,691	3,128,678
		45,483,507
Total Equity Securities - Common Stocks (cost $839,616,720)		1,377,944,482

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $9,857,029)	3.70	9,857,029	9,857,029
Total Investments (cost $849,473,749)		100.1%	1,387,801,511
Liabilities, Less Cash and Receivables		(.1%)	(1,651,591)
Net Assets		100.0%	1,386,149,920

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	10,257,402	131,643,273	(132,043,646)	9,857,029	207,505
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	6,088,081	53,451,500	(59,539,581)	-	38,199††
Total - .7%	16,345,483	185,094,773	(191,583,227)	9,857,029	245,704

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Micro E-mini S&P MidCap 400	30	6/18/2026	10,681,813	10,953,600	271,787
Gross Unrealized Appreciation					271,787
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	839,616,720	1,377,944,482
Affiliated issuers	9,857,029	9,857,029
Cash collateral held by broker—Note 4		780,000
Receivable for shares of Common Stock subscribed		279,138
Dividends and securities lending income receivable		263,437
Receivable for futures variation margin—Note 4		181,800
Tax reclaim receivable—Note 1(b)		18,507
		1,389,324,393
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		507,809
Payable for shares of Common Stock redeemed		2,606,898
Directors’ fees and expenses payable		59,766
		3,174,473
Net Assets ($)		1,386,149,920
Composition of Net Assets ($):
Paid-in capital		729,438,092
Total distributable earnings (loss)		656,711,828
Net Assets ($)		1,386,149,920

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,199,257,793	186,892,127
Shares Outstanding	40,288,695	6,334,026
Net Asset Value Per Share ($)	29.77	29.51
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,245 foreign taxes withheld at source):
Unaffiliated issuers	9,862,661
Affiliated issuers	207,505
Affiliated income net of rebates from securities lending—Note 1(c)	38,199
Interest	19,886
Total Income	10,128,251
Expenses:
Management fee—Note 3(a)	1,691,958
Shareholder servicing costs—Note 3(b)	1,460,026
Directors’ fees—Notes 3(a) and 3(c)	96,500
Loan commitment fees—Note 2	13,233
Total Expenses	3,261,717
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(96,500)
Net Expenses	3,165,217
Net Investment Income	6,963,034
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	124,265,341
Net realized gain (loss) on futures	506,949
Net Realized Gain (Loss)	124,772,290
Net change in unrealized appreciation (depreciation) on investments	30,818,024
Net change in unrealized appreciation (depreciation) on futures	360,773
Net Change in Unrealized Appreciation (Depreciation)	31,178,797
Net Realized and Unrealized Gain (Loss) on Investments	155,951,087
Net Increase in Net Assets Resulting from Operations	162,914,121
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	6,963,034	15,308,530
Net realized gain (loss) on investments	124,772,290	153,189,311
Net change in unrealized appreciation (depreciation) on investments	31,178,797	(89,760,291)
Net Increase (Decrease) in Net Assets Resulting from Operations	162,914,121	78,737,550
Distributions ($):
Distributions to shareholders:
Investor Shares	(127,179,899)	(145,288,513)
Class I	(21,432,496)	(34,763,270)
Total Distributions	(148,612,395)	(180,051,783)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	31,881,360	119,293,079
Class I	10,639,153	28,709,077
Distributions reinvested:
Investor Shares	124,359,313	141,876,755
Class I	17,668,442	28,138,632
Cost of shares redeemed:
Investor Shares	(155,039,613)	(261,715,540)
Class I	(38,104,689)	(130,914,048)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,596,034)	(74,612,045)
Total Increase (Decrease) in Net Assets	5,705,692	(175,926,278)
Net Assets ($):
Beginning of Period	1,380,444,228	1,556,370,506
End of Period	1,386,149,920	1,380,444,228
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	1,111,944	4,174,015
Shares issued for distributions reinvested	4,527,095	5,002,706
Shares redeemed	(5,371,479)	(9,013,012)
Net Increase (Decrease) in Shares Outstanding	267,560	163,709
Class I(a)
Shares sold	371,494	983,726
Shares issued for distributions reinvested	649,575	1,001,018
Shares redeemed	(1,333,499)	(4,720,168)
Net Increase (Decrease) in Shares Outstanding	(312,430)	(2,735,424)

(a)	During the period ended April 30, 2026, 769 Class I shares representing $22,689 were exchanged for 762 Investor shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	29.61	31.64	26.12	30.81	40.42	30.27
Investment Operations:
Net investment income(a)	.14	.29	.32	.31	.33	.31
Net realized and unrealized gain (loss) on investments	3.33	1.39	7.82	(.74 )	(4.55)	13.50
Total from Investment Operations	3.47	1.68	8.14	(.43 )	(4.22)	13.81
Distributions:
Dividends from net investment income	(.32 )	(.33 )	(.33 )	(.39 )	(.33 )	(.38 )
Dividends from net realized gain on investments	(2.99)	(3.38)	(2.29)	(3.87)	(5.06)	(3.28)
Total Distributions	(3.31)	(3.71)	(2.62)	(4.26)	(5.39)	(3.66)
Net asset value, end of period	29.77	29.61	31.64	26.12	30.81	40.42
Total Return (%)	12.62 (b)	5.85	32.41	(1.58)	(11.97)	48.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52 (c)	.51	.51	.51	.53	.51
Ratio of net expenses to average net assets(d)	.50 (c)	.50	.50	.51	.52	.50
Ratio of net investment income to average net assets(d)	.99 (c)	1.02	1.06	1.11	1.01	.83
Portfolio Turnover Rate	9.60 (b)	13.97	17.87	17.50	14.80	15.42
Net Assets, end of period ($ x 1,000)	1,199,258	1,184,923	1,261,099	1,148,638	1,311,952	1,806,658

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	29.42	31.47	26.00	30.70	40.32	30.20
Investment Operations:
Net investment income(a)	.18	.37	.39	.39	.42	.40
Net realized and unrealized gain (loss) on investments	3.29	1.38	7.77	(.74 )	(4.55)	13.46
Total from Investment Operations	3.47	1.75	8.16	(.35 )	(4.13)	13.86
Distributions:
Dividends from net investment income	(.39 )	(.42 )	(.40 )	(.48 )	(.43 )	(.46 )
Dividends from net realized gain on investments	(2.99)	(3.38)	(2.29)	(3.87)	(5.06)	(3.28)
Total Distributions	(3.38)	(3.80)	(2.69)	(4.35)	(5.49)	(3.74)
Net asset value, end of period	29.51	29.42	31.47	26.00	30.70	40.32
Total Return (%)	12.76 (b)	6.12	32.71	(1.30)	(11.76)	48.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27 (c)	.26	.26	.26	.28	.26
Ratio of net expenses to average net assets(d)	.25 (c)	.25	.25	.26	.27	.25
Ratio of net investment income to average net assets(d)	1.24 (c)	1.27	1.31	1.37	1.27	1.09
Portfolio Turnover Rate	9.60 (b)	13.97	17.87	17.50	14.80	15.42
Net Assets, end of period ($ x 1,000)	186,892	195,521	295,272	271,478	391,141	622,795

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Midcap Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the S&P MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear shareholder services plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no shareholder services plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,377,944,482	—	—	1,377,944,482
Investment Companies	9,857,029	—	—	9,857,029
	1,387,801,511	—	—	1,387,801,511
Other Financial Instruments:
Futures††	271,787	—	—	271,787
	271,787	—	—	271,787

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY did not earn any income from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 were as follows: ordinary income $35,964,427 and long-term capital gains $144,087,356. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2026, fees reimbursed by the Adviser amounted to $96,500.
(b) Under the shareholder services plan (the “Shareholder Services Plan”), Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Investor shares were charged $1,460,026 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $280,271, Shareholder Services Plan fees of $242,538, which are offset against an expense reimbursement currently in effect in the amount of $15,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2026, amounted to $129,739,652 and $276,762,012, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	271,787 (1)	Equity Risk	-
Gross fair value of derivative contracts	271,787		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	506,949	506,949
Total	506,949	506,949

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	360,773	360,773
Total	360,773	360,773

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Equity Futures Long	12,798,567

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At April 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $538,599,549, consisting of $617,232,263 gross unrealized appreciation and $78,632,714 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of retail front-end load and no-load S&P midcap 400 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P midcap 400 index funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of retail front-end load and no-load S&P midcap 400 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods under review. It was noted that there were only four other funds in the Performance Group. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians during the periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the investment advisory fees paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising a separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

© 2026 BNY Mellon Securities Corporation
Code-0113NCSRSA0426

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Midcap Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)